Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Medium-term notes issued	£ 27,406	£ 28,284
Covered bonds	20,117	23,977
Certificates of deposit	464	3,597
Securitisation notes	4,131	4,481
Commercial paper	9,858	5,782
Debt instruments issued	61,976	66,121
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Medium-term notes issued	6,818	6,783
Covered bonds	0	0
Certificates of deposit	0	0
Securitisation notes	38	45
Commercial paper	0	0
Debt instruments issued	6,856	6,828
At amortised cost
Disclosure of financial liabilities [line items]
Medium-term notes issued	20,588	21,501
Covered bonds	20,117	23,977
Certificates of deposit	464	3,597
Securitisation notes	4,093	4,436
Commercial paper	9,858	5,782
Debt instruments issued	£ 55,120	£ 59,293